Business Combinations (Details) - CAD ($) $ in Thousands	Aug. 25, 2022	Aug. 02, 2022	Jul. 15, 2022	Jun. 04, 2022	Jun. 01, 2022	May 10, 2022	Apr. 26, 2022	Apr. 21, 2022	Feb. 09, 2022	Nov. 29, 2021	Oct. 19, 2021	Aug. 12, 2021	Aug. 06, 2021	Jul. 06, 2021	May 10, 2021	Apr. 28, 2021	Mar. 24, 2021	Nov. 18, 2020
NuLeaf Naturals, LLC
Total consideration
Common shares										$ 35,527
Total consideration										35,527
Purchase price allocation
Cash / Cash and cash equivalents										564
Accounts receivable										216
Other receivables										21
Inventory										2,058
Prepaid expenses										305
Property and equipment										4,190
Right of use asset										3,144
Intangible assets - Brand										10,168
Intangible assets - Software										211
Goodwill										28,622
Non-controlling interest										(1,726)
Accounts payable and accrued liabilities										(6,140)
Deferred tax liability										(3,122)
Lease liability										(2,984)
Total consideration										$ 35,527
Bud Room Inc.
Total consideration
Common shares									$ 3,738
Working capital adjustment									12
Total consideration									3,750
Purchase price allocation
Cash / Cash and cash equivalents									63
Inventory									40
Prepaid expenses									31
Property and equipment									120
Right of use asset									200
Goodwill									3,707
Accounts payable and accrued liabilities									(46)
Lease liability									(365)
Total consideration									$ 3,750
2080791 Alberta Ltd.
Total consideration
Cash								$ 200
Common shares								2,203
Total consideration								2,403
Purchase price allocation
Cash / Cash and cash equivalents								250
Inventory								182
Prepaid expenses								8
Property and equipment								161
Right of use asset								160
Goodwill								1,830
Accounts payable and accrued liabilities								(28)
Lease liability								(160)
Total consideration								$ 2,403
Crossroads Cannabis
Total consideration
Common shares							$ 2,189
Total consideration							2,189
Purchase price allocation
Cash / Cash and cash equivalents							3
Inventory							284
Property and equipment							606
Right of use asset							751
Goodwill							1,296
Lease liability							(751)
Total consideration							$ 2,189
Ontario Lottery Winner
Total consideration
Cash		$ 176				$ 176
Notes Receivable - Settlement		3,463				3,463
Total consideration						3,639
Purchase price allocation
Cash / Cash and cash equivalents						12
Inventory						426
Prepaid expenses						2
Property and equipment						512
Goodwill						2,687
Total consideration						$ 3,639
Bud Heaven
Total consideration
Cash					$ 992
Cash true-up payable					992
Common shares					1,986
Total consideration					2,978
Purchase price allocation
Cash / Cash and cash equivalents					41
Trade and other receivables					13
Inventory					102
Prepaid expenses					37
Property and equipment					240
Right of use asset					250
Goodwill					2,657
Accounts payable and accrued liabilities					(112)
Lease liability					(250)
Total consideration					$ 2,978
Kensington
Total consideration
Cash				$ 160
Notes Receivable - Settlement				523
Total consideration				683
Purchase price allocation
Cash / Cash and cash equivalents				3
Inventory				21
Property and equipment				185
Goodwill				474
Total consideration				$ 683
Halo Kushbar
Total consideration
Notes Receivable - Settlement			$ 810
Contingent consideration			810
Working capital adjustment			109
Total consideration			919
Purchase price allocation
Cash / Cash and cash equivalents			160
Trade and other receivables			37
Inventory			205
Prepaid expenses			14
Property and equipment			530
Right of use asset			718
Accounts payable and accrued liabilities			(27)
Lease liability			(718)
Contingent consideration			(810)
Total consideration			$ 919
Choom.
Total consideration
Cash	$ 100	100
Common shares	$ 3,940	3,940
Total consideration		4,040
Purchase price allocation
Inventory		190
Property and equipment		962
Intangible assets - license		27
Right of use asset		2,520
Goodwill		2,861
Lease liability		(2,520)
Total consideration		$ 4,040
Meta Growth Corp.
Total consideration
Common shares																		$ 35,290
Conversion feature of convertible debt																		9,008
Warrants																		2,739
Options																		86
Restricted stock units																		154
Total consideration																		47,277
Purchase price allocation
Cash / Cash and cash equivalents																		10,209
Trade and other receivables																		2,015
Inventory																		3,547
Prepaid expenses																		2,479
Marketable securities																		635
Notes receivable																		262
Property and equipment																		6,849
Loan receivable																		756
Intangible assets - license																		30,900
Right of use asset																		12,490
Goodwill																		32,247
Non-controlling interest																		(1,821)
Accounts payable and accrued liabilities																		(6,336)
Deferred tax liability																		(1,933)
Lease liability																		(12,887)
Convertible debenture																		(18,809)
Notes payable																		(13,326)
Total consideration																		$ 47,277
Smoke Cartel, Inc.
Total consideration
Cash																	$ 2,512
Common shares																	8,396
Contingent consideration																	1,319
Total consideration																	12,227
Purchase price allocation
Cash / Cash and cash equivalents																	1,680
Intangible assets - Brand																	3,820
Intangible assets - Software																	7,217
Goodwill																	2,594
Accounts payable and accrued liabilities																	(1,093)
Deferred tax liability																	(1,991)
Contingent consideration																	(1,319)
Total consideration																	$ 12,227
2686068 Ontario Inc.
Total consideration
Cash																$ 5,980
Total consideration																5,980
Purchase price allocation
Cash / Cash and cash equivalents																3
Inventory																120
Property and equipment																274
Intangible assets - license																5,627
Right of use asset																1,148
Goodwill																1,611
Accounts payable and accrued liabilities																(164)
Deferred tax liability																(1,491)
Lease liability																(1,148)
Total consideration																$ 5,980
Fab Nutrition, LLC (FABCBD)
Total consideration
Cash															$ 15,193
Common shares															3,752
Total consideration															18,945
Purchase price allocation
Cash / Cash and cash equivalents															642
Accounts receivable															125
Inventory															403
Property and equipment															22
Intangible assets - Brand															7,801
Goodwill															13,897
Non-controlling interest															(1,262)
Accounts payable and accrued liabilities															(552)
Deferred tax liability															(2,131)
Total consideration															$ 18,945
DHC Supply LLC.
Total consideration
Cash														$ 4,045
Common shares														7,767
Total consideration														11,812
Purchase price allocation
Cash / Cash and cash equivalents														1,054
Trade and other receivables														66
Inventory														1,270
Prepaid expenses														18
Property and equipment														10
Right of use asset														592
Intangible assets - Brand														2,671
Goodwill														8,201
Accounts payable and accrued liabilities														(1,478)
Lease liability														(592)
Total consideration														$ 11,812
102105699 Saskatchewan Ltd.
Total consideration
Cash													$ 698
Common shares													2,018
Total consideration													2,716
Purchase price allocation
Cash / Cash and cash equivalents													7
Trade and other receivables													7
Inventory													46
Prepaid expenses													55
Property and equipment													136
Intangible assets - license													879
Right of use asset													691
Goodwill													1,966
Accounts payable and accrued liabilities													(143)
Deferred tax liability													(237)
Lease liability													(691)
Total consideration													$ 2,716
DankStop
Total consideration
Common shares												$ 5,013
Total consideration												5,013
Purchase price allocation
Cash / Cash and cash equivalents												115
Inventory												160
Prepaid expenses												158
Property and equipment												69
Right of use asset												299
Intangible assets - Brand												1,375
Goodwill												4,384
Accounts payable and accrued liabilities												(863)
Deferred tax liability												(385)
Lease liability												(299)
Total consideration												$ 5,013
Enigmaa Ltd. (Blessed CBD)
Total consideration
Cash											$ 7,165
Common shares											4,432
Working capital adjustment											1,086
Total consideration											12,683
Purchase price allocation
Cash / Cash and cash equivalents											2,155
Trade and other receivables											472
Inventory											293
Property and equipment											19
Intangible assets - Brand											4,220
Goodwill											8,889
Non-controlling interest											(864)
Accounts payable and accrued liabilities											(1,530)
Deferred tax liability											(971)
Total consideration											$ 12,683